Northern Life Insurance Company
1110 Third Avenue / P.O. Box 12530
Seattle, Washington 98111-4530



May 6, 1998



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4

RE:      Northern Life Insurance Company
         Post Effective Amendment No. 5 to Separate Account One
         SEC File No. 33-90474
         CIK No. 0000942323

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j), this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 5 to the registration statement was filed electronically with the Commission on April 20, 1998, and became effective on May 1, 1998.

The following mutual fund prospectuses are incorporated herein by reference in the Prospectus for the Registrant:

FUND PROSPECTUS                               CIK           ACCESSION NUMBER

The Alger American Fund                       0000832566    0000930413-98-000494

Fidelity Variable Insurance Products Funds    0000356494    0000356494-98-00049

Janus Aspen Series                            0000906185    0000906185-98-000008

Neuberger&Berman Advisers Management Trust    0000736913    0000943663-98-000123

Northstar Variable Trust                      0000916403    0000950168-98-001434

OCC Accumulation Trust                        0000923185    0001047469-98-015871


Sincerely,

SEPARATE ACCOUNT ONE



By:      /s/ Lori J. Sommerfeld
         Lori J. Sommerfeld
         Associate Counsel